INVENTORY, NET	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORY, NET	INVENTORY, NET

(US$ MILLIONS)	2022	2021
Raw materials and consumables	$270	$245
Work in progress	155	139
Finished goods and other	210	196
Carrying amount of inventories	$635	$580
The following table summarizes the change in the inventory obsolescence provision for the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Inventory obsolescence provision - beginning	$10	$12
Add: increase in provision	7	2
Deduct: inventory obsolescence write off	(1)	(4)
Impact of foreign exchange	(2)	—
Inventory obsolescence provision - ending	$14	$10